SHARE CAPITAL (Tables)	3 Months Ended
Mar. 31, 2022
SCHEDULE OF AUTHORIZED SHARE CAPITAL

The Company’s authorized share capital consists of an unlimited number of common shares.

	Number of shares
	(000’s)	$

Year ended December 31, 2021
Opening balance	32,339	136,199
Shares issued on exercise of stock options	15	54
Shares issued on exercise of RSUs and DSUs	281	970
Value of shares issued in asset acquisition (1)	232	305
Shares issued to settle interest on convertible debentures (2)	896	1,433
Balance at December 31, 2021	33,763	138,961

Period ended March 31, 2022
Opening balance	33,763	138,961
Shares issued on exercise of RSUs and DSUs	32	112
Balance at March 31, 2022	33,795	139,073

(1)	In accordance with the Globex Agreement (Note 5), the Company issued 65,657 common shares (valued at C$325 or $246) on September 21, 2020 and 232,240 common shares (valued at C$385 or $305) on September 22, 2021.

(2)	The Company elected to pay the December 31, 2020, June 30, 2021 and December 31, 2021 interest payments on the Debentures (Note 7) in common shares valued at C$754 ($588), C$888 ($727) and C$903 ($706) respectively.

SCHEDULE OF OUTSTANDING NUMBER AND WEIGHTED AVERAGE EXERCISE PRICES

The outstanding number and weighted average exercise prices of equity-settled Stock Options, Warrants, Deferred Share Units (“DSUs”) and Restricted Share Units (“RSUs”) are as follows:

	Options		Warrants
	Options Outstanding	Weighted Average Exercise Price (CAD)	Warrants Outstanding (1)	Weighted Average Exercise Price (CAD)	RSUs Outstanding	DSUs Outstanding
Outstanding at January 1, 2021	847,437	4.21	2,538,588	6.00	465,511	491,330
Granted/issued	257,500	3.73	-	-	466,122	209,353
Exercised/settled	(15,000)	3.05	-	-	(41,117)	(244,485)
Expired	(104,366)	5.61	(1,092,400)	7.00	(54,448)	-
Forfeited	(40,084)	3.85	-	-	(168,659)	-
Outstanding at December 31, 2021	945,487	3.96	1,446,188	5.24	667,409	456,198
Exercisable at December 31, 2021	816,987	4.03	1,446,188	5.24	-	-

	Options		Warrants
	Options Outstanding	Weighted Average Exercise Price (CAD)	Warrants Outstanding (1)	Weighted Average Exercise Price (CAD)	RSUs Outstanding	DSUs Outstanding
Outstanding at January 1, 2022	945,487	3.96	1,446,188	5.24	667,409	456,198
Granted/issued	-	0.00	-	-	18,382	42,458
Exercised/settled	-	0.00	-	-	(31,787)	-
Expired	(152,000)	4.83	(302,760)	3.30	-	-
Forfeited	-	0.00	-	-	(21,000)	-
Outstanding at March 31, 2022	793,487	3.80	1,143,428	5.75	633,004	498,656
Exercisable at March 31, 2022	715,362	3.88	1,143,428	5.75	-	-

(1)	At March 31, 2022, the Company has 1,143,428 warrants outstanding with an exercise price of C$5.75, expiring on July 30, 2023 (Note 7). On March 29, 2022, 302,760 warrants with an exercise price of C$3.30 expired.

SCHEDULE OF OPTIONS OUTSTANDING AND EXERCISABLE

Options outstanding and exercisable are as follows:

Exercise Price Range (CAD)	Stock Options Outstanding	Weighted Average Remaining Contractual Life (years)	Stock Options Exercisable	Weighted Average Exercise Price (CAD)
$0.00 to $1.99	45,000	2.56	11,250	1.80
$2.00 to $3.99	353,037	1.45	341,787	3.02
$4.00 to $5.99	367,450	2.13	334,325	4.48
$6.00 to $7.99	5,000	1.05	5,000	7.50
$8.00 to $9.99	23,000	0.99	23,000	8.10
	793,487	1.82	715,362	3.88

SCHEDULE OF SHARE BASED COMPENSATION EXPENSE

Share-based payment expense is recognized over the vesting period of the grant with the corresponding equity impact recorded in contributed surplus. Share-based payment expense comprises the following:

	Three months ended
	March 31	March 31
	2022	2021
	$	$
Stock options	38	203
RSU	115	141
DSU	35	421
	188	765